Fees Summary	May 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 912,776,790.55
Previously Paid Amount	0.00
Total Fee Amount	126,054.47
Total Offset Amount	0.00
Net Fee	126,054.47
Narrative - Max Aggregate Offering Price	$ 912,776,790.55
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true